Prepaid Licensing and Royalty Fees - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Prepaid Expenses [Line Items]
Proceeds from return of prepaid licensing and royalty fees of terminated license	$ 1,700
Gain recognized upon termination of licensing and royalty agreement	1,732
Operating Expenses
Prepaid Expenses [Line Items]
Gain recognized upon termination of licensing and royalty agreement	$ 1,700